Commitments and Contingencies (Narrative) (FY) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2024	Dec. 31, 2022
Entity Information [Line Items]
Coal, Gas, Purchased Power and Related Transportation Purchase Obligations, Net	$ 933,500
Other Purchase Obligations, Net	409,100
Coal, Gas, Purchased Power and Related Transportation Purchase Obligations Less Than 1 Year	249,700
Coal, Gas, Purchased Power and Related Transportation Purchase Obligations in Years 1 through 3	267,300
Coal, Gas, Purchased Power and Related Transportation Purchase Obligations Years 3 through 5	225,700
Coal, Gas, Purchased Power and Related Transportation Purchase Obligations After Year 5	190,800
Other Purchase Obligations, After Year 5	1,100
Other Purchase Obligations Years 3 through 5	20,200
Other Purchase Obligations Years 1 through 3	32,800
Other Purchase Obligations Less than 1 Year	355,000
Other Assets, Noncurrent	1,120,591,000	$ 1,125,721,000	$ 849,054,000
Civil penalty	1,525,000
Payments for Environmental Liabilities	5,000,000
Prepaid Implementation Costs for Software as a Service
Entity Information [Line Items]
Other Assets, Noncurrent	7,100,000		8,200,000
Indianapolis Power And Light Company
Entity Information [Line Items]
Coal, Gas, Purchased Power and Related Transportation Purchase Obligations, Net	933,500
Other Purchase Obligations, Net	409,100
Coal, Gas, Purchased Power and Related Transportation Purchase Obligations Less Than 1 Year	249,700
Coal, Gas, Purchased Power and Related Transportation Purchase Obligations in Years 1 through 3	267,300
Coal, Gas, Purchased Power and Related Transportation Purchase Obligations Years 3 through 5	225,700
Coal, Gas, Purchased Power and Related Transportation Purchase Obligations After Year 5	190,800
Other Purchase Obligations, After Year 5	1,100
Other Purchase Obligations Years 3 through 5	20,200
Other Purchase Obligations Years 1 through 3	32,800
Other Purchase Obligations Less than 1 Year	355,000
Other Assets, Noncurrent	1,117,051,000	$ 1,122,089,000	833,536,000
Civil penalty	1,525,000
Payments for Environmental Liabilities	5,000,000
Indianapolis Power And Light Company | Prepaid Implementation Costs for Software as a Service
Entity Information [Line Items]
Other Assets, Noncurrent	$ 7,100,000		$ 8,200,000